BUSINESS ACQUISITION - Pro forma (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Acquisitions fiscal 2021
Business Acquisition [Line Items]
Pro forma net revenues	$ 4,516,022	$ 3,376,955
Pro forma net income/ (loss) attributable to TAL Education Group	$ (119,780)	$ (173,199)
Pro forma net income/ (loss) per share - basic	$ (0.59)	$ (0.87)
Pro forma net income/ (loss) per share - diluted	$ (0.59)	$ (0.87)
Acquisitions fiscal 2020
Business Acquisition [Line Items]
Pro forma net revenues		$ 3,273,549	$ 2,563,413
Pro forma net income/ (loss) attributable to TAL Education Group		$ (110,263)	$ 367,041
Pro forma net income/ (loss) per share - basic		$ (0.56)	$ 1.93
Pro forma net income/ (loss) per share - diluted		$ (0.56)	$ 1.83
Other acquisitions fiscal 2019
Business Acquisition [Line Items]
Pro forma net revenues			$ 2,570,616	$ 1,725,115
Pro forma net income/ (loss) attributable to TAL Education Group			$ 357,886	$ 187,607
Pro forma net income/ (loss) per share - basic			$ 1.88	$ 1.07
Pro forma net income/ (loss) per share - diluted			$ 1.79	$ 0.98